Investor Certificateholders' Monthly Statement

Discover Card Master Trust I

Series 2007-CC Monthly Statement

                                                                                                                                                                                                                                                                   Exhibit 99.1

Distribution Date: May 16, 2016

Month Ending: April 30, 2016

Pursuant to the Amended and Restated Series Supplement dated as of December 22, 2015, as amended (the "Series Supplement"), relating to the Third Amended and Restated Pooling and Servicing Agreement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, among Discover Bank, Discover Funding LLC(the "Depositor"), and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement"), the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Third Amended and Restated Pooling and		As Exhibit 4.2 to the Current Report on Form 8-K filed on December 23, 2015 by the
Servicing Agreement		Depositor, the Master Trust and Discover Card Execution Note Trust.

Amended and Restated Series Supplement		As Exhibit 4.3 to the Current Report on Form 8-K filed on December 23, 2015 by the
		Depositor, the Master Trust and Discover Card Execution Note Trust.
1	.	Principal Receivables for April, 2016	Beginning Balances	Ending Balances
(a)		Aggregate Investor Interest (including Series 2007-CC	$20,868,852,460.00	$20,868,852,460.00
		Investor Interest)
		Transferor Interest	$5,990,957,236.28	$5,927,039,774.42
		Total Master Trust	$26,859,809,696.28	$26,795,892,234.42
(b)		Group One Investor Interest	$20,868,852,460.00	$20,868,852,460.00
(c)		Series 2007-CC Investor Interest	$20,868,852,460.00	$20,868,852,460.00
(d)		Total Master Trust # of Accounts	14,377,603	14,359,355
(e)		Minimum Principal Receivables Balance at the end of month (1)		$22,439,626,301.08
(f)		Amount by which Master Trust Principal Receivables Exceeded
		the Minimum Principal Receivables Balance at the end of month		$4,356,265,933.34
(g)		Percentage of the Principal Receivables that reflect Transferor Interest		22.12%

2	.	Allocation Percentages at the beginning of April, 2016	(after giving effect to any increases in the Aggregate Investor
Interest or the Series 2007-CC Investor Interest occurring during the month)

			(a)	Series 2007-CC Finance Charge Collections Allocation Percentage		77.6955%
			(b) Series 2007-CC Principal Collections Allocation Percentage			77.6955%
			(c) Series 2007-CC Charge-Off Allocation Percentage			77.6955%
			(d) Series 2007-CC Interchange Allocation Percentage			77.6955%
3	.		Allocation of Receivables and other amounts collected during April, 2016
			Finance Charge Collections		Principal Collections	Interchange
		(a)	Allocation between Investors and Transferor:
			Aggregate Investor Allocation
			(including Series 2007-CC Allocation)	$256,346,453.19	$4,383,773,961.43	$74,907,031.33
			Transferor Allocation	$73,590,870.32	$1,258,475,540.06	$21,503,998.05
		(b)	Group One Allocation	$256,346,453.19	$4,383,773,961.43	$74,907,031.33
		(c) Series 2007-CC Allocation		$256,346,453.19	$4,383,773,961.43	$74,907,031.33
		(d)	Reallocation to Series 2007-CC from other Series	$0.00	$0.00	$0.00
		(e)	Reallocation from Series 2007-CC to other Series	$0.00	$0.00	$0.00
		(f)	Group One Portfolio Yield as an annualized percentage	13.82%	N/A	4.31%
			of the Aggregate Investor Interest (FCC yield excludes
			principal recoveries)
		(g)	Series 2007-CC Portfolio Yield as an annualized	13.82%	N/A	4.31%
			percentage of the Series Investor Interest (FCC yield
			excludes principal recoveries)
		(h)	Principal Collections as a monthly percentage of Master Trust Receivables			20.77%
			at the beginning of April, 2016
		(i)	Finance Charge Collections as a monthly percentage of Master Trust Receivables			1.21%
			at the beginning of April, 2016
		(j)	Total Collections as a monthly percentage of Master Trust Receivables			21.99%
			at the beginning of April, 2016
		(k)	Interchange as a monthly percentage of Master Trust Receivables			0.35%
			at the beginning of April, 2016
		(l)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables			22.34%
			at the beginning of April, 2016
(m) Trust Collections deposited for the month (2)
	Prior Month	April, 2016
	$920,200,251.14	$20,512,269.67

4	.	Investor Charged-Off Amount		Cumulative Reductions in
				Series Investor Interests Due to
			April, 2016	Investor Charged-Off Amounts
(a)		Group One	$44,646,411.09	$0.00

(b)		Series 2007-CC	$44,646,411.09	$0.00
(c)		As an annualized percentage of
		Principal Receivables at the
		beginning of April, 2016	2.57%	N/A

5	.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
		(a) Group One	$34,781,420.79
		(b) Series 2007-CC	$34,781,420.79
6	.	Delinquency Summary
		(a) Master Trust Receivables Outstanding at the end of April, 2016	$27,117,397,574.51

	Number of	Delinquent Amount	Percentage of Ending
Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
30-59 Days	16,204	$107,522,152.07	0.40%
60-89 Days	11,374	$80,372,098.80	0.30%
90-119 Days	7,813	$60,819,987.76	0.22%
120-149 Days	6,551	$54,977,053.38	0.20%
150-179 Days	6,455	$55,722,254.37	0.21%
180+ Days	0	$0.00	0.00%
Total	48,397	$359,413,546.38	1.33%

(b) Delinquency Percentage (60+ Days):	0.93%

7	.	Total Master Trust and Investor Principal Charge-Offs on this Distribution Date		Total MT Amount	Investor Amount	Rate

		(a)	Gross Charge-offs (rate shown as an annualized percentage of
			applicable Principal Receivables at the beginning of April, 2016)	$57,463,316.52	$44,646,411.09	2.57%
		(b)	Recoveries (rate shown as an annualized percentage of
			applicable Principal Receivables at the beginning of April, 2016)	$20,576,705.25	$15,987,174.03	0.92%
		(c)	Net Charge-offs (rate shown as an annualized percentage of
			applicable Principal Receivables at the beginning of April, 2016)	$36,886,611.27	$28,659,237.06	1.65%

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Funding LLC fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust.

(2) Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Notes (or Certificates) are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance.

(3)	For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.